Defiance Daily Target 2X Long MSTR ETF
Schedule of Investments
July 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 54.9%
Money Market Funds - 7.8%	Shares	Value
Dreyfus Government Cash Management - Class Institutional, 3.55%(a)	12	$12
First American Government Obligations Fund - Class X, 3.58%(a)	9,494,720	9,494,720
		9,494,732

U.S. Treasury Bills - 47.1%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	57,140,000	57,002,864

TOTAL SHORT-TERM INVESTMENTS (Cost $66,483,898)		66,497,596

TOTAL INVESTMENTS - 54.9% (Cost $66,483,898)		$66,497,596
Other Assets in Excess of Liabilities - 45.1%		54,694,050
TOTAL NET ASSETS - 100.0%		$121,191,646

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long MSTR ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 19.2%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Strategy, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 16.00%	Termination(b)	10/01/2026	$43,655,040	$—
Strategy, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 14.00%	Termination(b)	10/05/2026	37,820,749	4,404,680
Strategy, Inc.	Clear Street LLC	Receive	OBFR + 17.00%	Termination(d)	11/08/2027	37,872,520	4,453,919
Strategy, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(d)	03/18/2033	40,576,800	4,771,950
Strategy, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 7.50%	Termination(a)	09/22/2028	40,576,800	4,771,950
Strategy, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 13.00%	Termination(c)	01/31/2033	41,323,040	4,859,710
							23,262,209

Net Unrealized Appreciation (Depreciation)							23,262,209

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.